UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       HighVista Strategies LLC
Address    John Hancock Tower, 50th Floor
           200 Clarendon Street
           Boston, MA 02116

Form 13F File Number:    028-14212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Brian Chu
Title   Chief Operating Officer
Phone   617-406-6500

Signature, Place, and Date of Signing:

/s/ Brian Chu       Boston, MA       05/15/2013
-------------       -------------       ----------
[Signature]         [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      74
Form 13F Information Table Value Total:      768,644   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4          COL 5       COL 6    COL 7                COL 8
                                                              US $    SHARES
                                                             VALUE        OR SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT PRN CALL DSCRETN  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- ---------- --------- -------- --------
Airline Lease Corp AI Investor AI               00912X302       96      3258 SH  NONE SOLE                    3258      0        0
Airline Lease Corp QIB Investo QIB              00912X302     4874    166251 SH  NONE SOLE                  166251      0        0
Airline Lease Corp RegS Invest RegS             00912X302      687     23445 SH  NONE SOLE                   23445      0        0
ALLERGAN INC                   COM              18490102      9589     85903 SH  NONE SOLE                   85903      0        0
ALTERRA CAPITAL HOLDINGS LIM   COM              G0229R108     6044    191941 SH  NONE SOLE                  191941      0        0
ANDINA ACQUISITION CORP        COM              G0440W100     1958    196000 SH  NONE SOLE                  196000      0        0
ANDINA ACQUISITION CORP        *W EXP 99/99/999 G0440W126       29    196000 SH  NONE SOLE                  196000      0        0
APPLE INC                      COM              37833100      9302     21014 SH  NONE SOLE                   21014      0        0
ARBITRON INC                   COM              03875Q108     5586    119176 SH  NONE SOLE                  119176      0        0
BAIDU INC                      SPON ADR REP A   56752108      9731    110959 SH  NONE SOLE                  110959      0        0
BGS ACQUISITION CORP           SH               G1082J100     1990    199000 SH  NONE SOLE                  199000      0        0
BGS ACQUISITION CORP           *W EXP 03/21/201 G1082J118       24    199000 SH  NONE SOLE                  199000      0        0
CF INDS HLDGS INC              COM              125269100     9525     50033 SH  NONE SOLE                   50033      0        0
COVENTRY HEALTH CARE INC       COM              222862104     5958    126693 SH  NONE SOLE                  126693      0        0
CYMER INC                      COM              232572107     5757     59871 SH  NONE SOLE                   59871      0        0
DANAHER CORP DEL               COM              235851102     9695    155996 SH  NONE SOLE                  155996      0        0
DISNEY WALT CO                 COM DISNEY       254687106     9679    170405 SH  NONE SOLE                  170405      0        0
DOLLAR TREE INC                COM              256746108     9802    202401 SH  NONE SOLE                  202401      0        0
EBAY INC                       COM              278642103    10086    186019 SH  NONE SOLE                  186019      0        0
GENERAL MTRS CO                COM              37045V100    11358    408274 SH  NONE SOLE                  408274      0        0
GILEAD SCIENCES INC            COM              375558103     9880    201878 SH  NONE SOLE                  201878      0        0
GOOGLE INC                     CL A             38259P508     9410     11849 SH  NONE SOLE                   11849      0        0
HARTFORD FINL SVCS GROUP INC   *W EXP 06/26/201 416515120     4102    240000 SH  NONE SOLE                  240000      0        0
HEINZ H J CO                   COM              423074103     5752     79590 SH  NONE SOLE                   79590      0        0
HUDSON CITY BANCORP            COM              443683107     5798    671018 SH  NONE SOLE                  671018      0        0
HUMANA INC                     COM              444859102     9577    138575 SH  NONE SOLE                  138575      0        0
INTUITIVE SURGICAL INC         COM NEW          46120E602     9409     19156 SH  NONE SOLE                   19156      0        0
ISHARES INC                    MSCI AUSTRALIA   464286103     1108     40958 SH  NONE SOLE                   40958      0        0
ISHARES INC                    MSCI HONG KONG   464286871      581     29298 SH  NONE SOLE                   29298      0        0
ISHARES INC                    MSCI JAPAN       464286848     4995    462476 SH  NONE SOLE                  462476      0        0
ISHARES INC                    MSCI SINGAPORE   464286673      367     26312 SH  NONE SOLE                   26312      0        0
ISHARES INC                    MSCI UTD KINGD   464286699      255     13945 SH  NONE SOLE                   13945      0        0
ISHARES INC                    MSCI CDA INDEX   464286509      126      4408 SH  NONE SOLE                    4408      0        0
ISHARES TR                     MSCI EAFE INDEX  464287465      372      6299 SH  NONE SOLE                    6299      0        0
ISHARES TR                     JPMORGAN USD     464288281      443      3763 SH  NONE SOLE                    3763      0        0
ISHARES TR                     HIGH YLD CORP    464288513      453      4804 SH  NONE SOLE                    4804      0        0
ISHARES TR                     IBOXX INV CPBD   464287242      455      3792 SH  NONE SOLE                    3792      0        0
ISHARES TR                     S&P NTL AMTFREE  464288414      551      5000 SH  NONE SOLE                    5000      0        0
ISHARES TR                     BARCLYS 10-20YR  464288653      326      2437 SH  NONE SOLE                    2437      0        0
ISHARES TR                     BARCLYS 7-10 YR  464287440      118      1098 SH  NONE SOLE                    1098      0        0
ISHARES TR                     BARCLYS 3-7 YR   464288661       28       224 SH  NONE SOLE                     224      0        0
ISHARES TR                     RUSSELL 2000     464287655      118      1253 SH  NONE SOLE                    1253      0        0
LINCOLN NATL CORP IND          *W EXP 07/10/201 534187117     5343    230000 SH  NONE SOLE                  230000      0        0
LPL FINL HLDGS INC             COM              50212V100     3871    120066 SH  NONE SOLE                  120066      0        0
MASTERCARD INC                 CL A             57636Q104     9702     17929 SH  NONE SOLE                   17929      0        0
MICROSOFT CORP                 COM              594918104     9784    342044 SH  NONE SOLE                  342044      0        0
MONSANTO CO NEW                COM              61166W101     9658     91436 SH  NONE SOLE                   91436      0        0
MONSTER BEVERAGE CORP          COM              611740101     9424    197398 SH  NONE SOLE                  197398      0        0
MOSAIC CO NEW                  COM              61945C103     9730    163226 SH  NONE SOLE                  163226      0        0
MOTOROLA SOLUTIONS INC         COM NEW          620076307     3975     62079 SH  NONE SOLE                   62079      0        0
NAUTILUS MARINE ACQUISIT COR   *W EXP 06/17/201 Y6255E119       21    207100 SH  NONE SOLE                  207100      0        0
NETAPP INC                     COM              64110D104     9866    288806 SH  NONE SOLE                  288806      0        0
NYSE EURONEXT                  COM              629491101     6736    174321 SH  NONE SOLE                  174321      0        0
ORACLE CORP                    COM              68389X105     9798    303050 SH  NONE SOLE                  303050      0        0
POWERSHARES DB CMDTY IDX TRA   UNIT BEN INT     73935S105      752     27532 SH  NONE SOLE                   27532      0        0
PRICELINE COM INC              COM NEW          741503403     9540     13863 SH  NONE SOLE                   13863      0        0
QEP RES INC                    COM              74733V100     9710    304968 SH  NONE SOLE                  304968      0        0
QUALCOMM INC                   COM              747525103     9663    144359 SH  NONE SOLE                  144359      0        0
RALPH LAUREN CORP              CL A             751212101     9657     57036 SH  NONE SOLE                   57036      0        0
SENSATA TECHNOLOGIES HLDG BV   SHS              N7902X106     3783    115094 SH  NONE SOLE                  115094      0        0
SOUTHWESTERN ENERGY CO         COM              845467109     9540    256040 SH  NONE SOLE                  256040      0        0
SPDR INDEX SHS FDS             EURO STOXX 50    78463X202       81      2455 SH  NONE SOLE                    2455      0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103       91       581 SH  NONE SOLE                     581      0        0
SPDR S&P MIDCAP 400 ETF TR     UTSER1 S&PDCRP   78467Y107       59       283 SH  NONE SOLE                     283      0        0
STARBUCKS CORP                 COM              855244109     9690    170147 SH  NONE SOLE                  170147      0        0
TRANSDIGM GROUP INC            COM              893641100     3985     26062 SH  NONE SOLE                   26062      0        0
TRIO MERGER CORP               COM              896697109     6900    690000 SH  NONE SOLE                  690000      0        0
UNITEDHEALTH GROUP INC         COM              91324P102     9661    168868 SH  NONE SOLE                  168868      0        0
VANGUARD INDEX FDS             REIT ETF         922908553    70262    996207 SH  NONE SOLE                  996207      0        0
VANGUARD INTL EQUITY INDEX F   FTSE EMR MKT ETF 922042858   324607   7567473 SH  NONE SOLE                 7567473      0        0
VIRGIN MEDIA INC               COM              92769L101     6142    125433 SH  NONE SOLE                  125433      0        0
VISA INC                       COM CL A         92826C839     3914     23043 SH  NONE SOLE                   23043      0        0
WINTRUST FINANCIAL CORP        *W EXP 12/19/201 97650W157      962     55000 SH  NONE SOLE                   55000      0        0
WMS INDS INC                   COM              929297109     5743    227795 SH  NONE SOLE                  227795      0        0